Other Financial Information (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other Financial Information
5.OTHER FINANCIAL INFORMATION
Accrued Expenses
Accrued expenses are comprised of the following (in thousands):

	September 30, 2018	December 31, 2017
Professional fees	$672	$575
Outside research and development services	2	61
Other	92	14
	$766	$650

5. OTHER FINANCIAL INFORMATION
Property and Equipment
Property and equipment are comprised of the following (in thousands):

	December 31,
	2017	2016
Leasehold improvements	$20	$20
Machinery and equipment	270	279
Capital lease equipment	76	76
Computer software	130	130
Furniture and fixtures	25	25
Total property and equipment	521	530
Less: accumulated depreciation and amortization	(442)	(366)
Property and equipment, net	$79	$164
Depreciation expense totaled $0.1 million for each of the years ended December 31, 2017 and 2016, respectively.
Accrued Expenses
Accrued expenses are comprised of the following (in thousands):

	December 31,
	2017	2016
Professional fees	$575	$880
Outside research and development services	61	142
Deferred compensation	—	134
Other	14	177
Accrued expenses, net	$650	$1,333
Other Long Term Liabilities
Other long term liabilities are comprised of the following (in thousands):

	December 31,
	2017	2016
Deferred rent	46	76
Security deposit	12	—
Other long term liabilities, net	$58	$76